OTHER RECEIVABLES (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other Receivables
Beginning of the year	$ 36	¥ 239
Provision for expected credit loss, net	397	2,745	239
End of the year	$ 433	¥ 2,984	¥ 239